Quarterly Holdings Report
for
Fidelity® Trend Fund
September 30, 2022
TRE-NPRT3-1122
1.808771.118
Common Stocks - 100.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.2%
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	246,200	18,721
Netflix, Inc. (a)	62,900	14,809
		33,530
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A (a)	1,069,340	102,282
IAC, Inc. (a)	28,527	1,580
Meta Platforms, Inc. Class A (a)	31,700	4,301
		108,163
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	89,500	12,008
TOTAL COMMUNICATION SERVICES		153,701
CONSUMER DISCRETIONARY - 20.9%
Automobiles - 2.8%
Ferrari NV	73,800	13,653
Tesla, Inc. (a)	172,990	45,886
		59,539
Hotels, Restaurants & Leisure - 4.5%
Airbnb, Inc. Class A (a)	146,700	15,409
Booking Holdings, Inc. (a)	10,700	17,582
Chipotle Mexican Grill, Inc. (a)	14,968	22,493
Compass Group PLC	538,314	10,719
Hilton Worldwide Holdings, Inc.	163,324	19,700
Marriott International, Inc. Class A	70,400	9,866
		95,769
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. (a)	1,530,900	172,992
Global-e Online Ltd. (a)	403,700	10,803
Lyft, Inc. (a)	674,100	8,878
Uber Technologies, Inc. (a)	664,465	17,608
		210,281
Specialty Retail - 0.8%
TJX Companies, Inc.	245,850	15,272
Victoria's Secret & Co. (a)	66,533	1,937
		17,209
Textiles, Apparel & Luxury Goods - 3.0%
Capri Holdings Ltd. (a)	173,104	6,654
Hermes International SCA	18,900	22,229
lululemon athletica, Inc. (a)	21,800	6,094
LVMH Moet Hennessy Louis Vuitton SE	39,330	23,188
Moncler SpA	185,000	7,553
		65,718
TOTAL CONSUMER DISCRETIONARY		448,516
CONSUMER STAPLES - 1.1%
Beverages - 0.6%
Monster Beverage Corp. (a)	147,959	12,867
Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	47	22
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	31,900	6,887
Olaplex Holdings, Inc. (b)	396,400	3,786
		10,673
TOTAL CONSUMER STAPLES		23,562
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Hess Corp.	103,800	11,313
Pioneer Natural Resources Co.	69,800	15,114
		26,427
FINANCIALS - 6.3%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	136,998	8,003
Capital Markets - 4.2%
Ares Management Corp.	255,700	15,841
BlackRock, Inc. Class A	12,359	6,801
Brookfield Asset Management, Inc. Class A (a)	251,800	10,296
CME Group, Inc.	92,300	16,349
Intercontinental Exchange, Inc.	118,700	10,725
Moody's Corp.	59,511	14,468
MSCI, Inc.	36,313	15,316
		89,796
Insurance - 1.7%
Arthur J. Gallagher & Co.	127,700	21,865
Brookfield Asset Management Reinsurance Partners Ltd.	1,826	75
Marsh & McLennan Companies, Inc.	97,600	14,571
		36,511
TOTAL FINANCIALS		134,310
HEALTH CARE - 11.5%
Biotechnology - 0.3%
Horizon Therapeutics PLC (a)	107,300	6,641
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (a)	28,200	5,841
Boston Scientific Corp. (a)	2,192	85
Hoya Corp.	109,800	10,530
IDEXX Laboratories, Inc. (a)	25,655	8,358
Inspire Medical Systems, Inc. (a)	54,100	9,596
Insulet Corp. (a)	36,813	8,445
Stryker Corp.	71,207	14,422
		57,277
Health Care Providers & Services - 2.5%
agilon health, Inc. (a)	198,300	4,644
Oak Street Health, Inc. (a)	177,100	4,342
Privia Health Group, Inc. (a)(b)	593,500	20,215
UnitedHealth Group, Inc.	47,100	23,787
		52,988
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	7,000	1,154
Life Sciences Tools & Services - 2.7%
Danaher Corp.	54,200	13,999
Sartorius Stedim Biotech	32,400	9,938
Thermo Fisher Scientific, Inc.	37,160	18,847
West Pharmaceutical Services, Inc.	59,057	14,533
		57,317
Pharmaceuticals - 3.3%
Eli Lilly & Co.	140,251	45,350
Zoetis, Inc. Class A	176,300	26,144
		71,494
TOTAL HEALTH CARE		246,871
INDUSTRIALS - 8.5%
Aerospace & Defense - 5.3%
Axon Enterprise, Inc. (a)	115,617	13,383
HEICO Corp. Class A	334,188	38,305
Howmet Aerospace, Inc.	736,400	22,777
The Boeing Co. (a)	127,300	15,413
TransDigm Group, Inc.	45,977	24,130
		114,008
Commercial Services & Supplies - 1.0%
Cintas Corp.	58,403	22,671
Machinery - 0.6%
Nordson Corp.	58,533	12,425
Professional Services - 1.2%
CoStar Group, Inc. (a)	199,570	13,900
KBR, Inc.	259,600	11,220
		25,120
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	203,500	8,614
TOTAL INDUSTRIALS		182,838
INFORMATION TECHNOLOGY - 42.9%
Electronic Equipment & Components - 0.7%
Novanta, Inc. (a)	130,595	15,103
IT Services - 9.4%
Dlocal Ltd. (a)	437,000	8,967
EPAM Systems, Inc. (a)	81,586	29,550
Gartner, Inc. (a)	76,730	21,230
Globant SA (a)	130,531	24,420
MasterCard, Inc. Class A	355,937	101,207
MongoDB, Inc. Class A (a)	10,300	2,045
Snowflake, Inc. (a)	24,800	4,215
TDCX, Inc. ADR (b)	8,200	77
Wix.com Ltd. (a)	129,500	10,131
		201,842
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (a)	237,700	15,061
ASML Holding NV	32,102	13,334
GlobalFoundries, Inc.	320,500	15,496
Lam Research Corp.	38,517	14,097
Lattice Semiconductor Corp. (a)	242,600	11,938
Marvell Technology, Inc.	354,400	15,207
Microchip Technology, Inc.	479,676	29,275
NVIDIA Corp.	379,236	46,035
Qualcomm, Inc.	149,900	16,936
Renesas Electronics Corp. (a)	1,206,400	10,114
		187,493
Software - 17.5%
Adobe, Inc. (a)	69,434	19,108
Atlassian Corp. PLC (a)	18,400	3,875
Autodesk, Inc. (a)	74,229	13,866
Cadence Design Systems, Inc. (a)	150,769	24,640
CCC Intelligent Solutions Holdings, Inc. (a)(c)	27,668	252
Coupa Software, Inc. (a)	31,064	1,827
Datadog, Inc. Class A (a)	40,700	3,613
Dynatrace, Inc. (a)	125,800	4,379
Five9, Inc. (a)	171,987	12,896
Fortinet, Inc. (a)	413,700	20,325
Intuit, Inc.	35,821	13,874
Microsoft Corp.	903,600	210,449
Paycom Software, Inc. (a)	43,000	14,190
Salesforce.com, Inc. (a)	130,637	18,791
Synopsys, Inc. (a)	10,900	3,330
The Trade Desk, Inc. (a)	152,770	9,128
		374,543
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,019,576	140,905
TOTAL INFORMATION TECHNOLOGY		919,886
UTILITIES - 0.5%
Electric Utilities - 0.3%
NextEra Energy, Inc.	87,600	6,869
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	133,763	4,371
TOTAL UTILITIES		11,240
TOTAL COMMON STOCKS (Cost $1,541,489)		2,147,351

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e) (Cost $13,042)	13,041,139	13,042

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,554,531)	2,160,393
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(16,239)
NET ASSETS - 100.0%	2,144,154

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $252,000 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	277

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	4,208	272,366	276,574	62	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	29,085	202,557	218,600	19	-	-	13,042	0.0%
Total	33,293	474,923	495,174	81	-	-	13,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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